Acquisitions and Related Transactions (Schedule Of Assets Acquired And Liabilities Assumed In Acquisition) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Oct. 05, 2012 Sunoco Merger [Member]	Mar. 25, 2012 Southern Union Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt			$ 2,879,000	$ 3,120,000
Convertible Preferred Units	331,000,000	323,000,000
Total current assets			7,312,000	556,000
Property, plant, and equipment			6,686,000	6,242,000
Goodwill			2,641,000	2,497,000
Intangible assets			1,361,000	55,000
Other assets			128,000	163,000
Business Acquisition, Purchase Price Allocation, Current Liabilities			4,424,000	1,348,000
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent			1,762,000	1,419,000
Total assets			19,189,000	11,536,000
Other long-term liabilities			769,000	284,000
Total liabilities			13,414,000	6,171,000
Total consideration			5,775,000	5,365,000
Cash received			2,714,000	37,000
Total consideration, net of cash received			3,061,000	5,328,000
Business Acquisition, Purchase Price Allocation, Investments in Affilaites			240,000	2,023,000
Business Acquisition, Purchase Price Allocation, Note Receivable			821,000	0
Business Acquisition, Purchase Price Allocation, Noncontrolling Interest			$ 3,580,000	$ 0